Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Compensation
Schedule of share-based compensation expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2022	2021
Equity-settled plans	17	21
Cash-settled plans	484	301
Total share-based compensation expense	501	322

Schedule of liability recognized for share-based compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2022	2021
Current liability	326	153
Long-term liability (note 22)	469	291
Total Liability	795	444

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are as noted below:

	2022	2021
Annual dividend per share (dollars)	1.88	1.05
Risk-free interest rate	1.73%	0.49%
Expected life	5 years	5 years
Expected volatility	42%	40%
Weighted average fair value per option (dollars)	9.27	5.40

Summary of activity of stock option plans

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2022		2021

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	37 090	38.39	38 373	39.65
Granted	2 191	37.22	3 457	22.71
Exercised as options for common shares	(13 158)	37.69	(245)	29.82
Forfeited/expired	(5 055)	38.99	(4 495)	37.62
Outstanding, end of year	21 068	38.55	37 090	38.39
Exercisable, end of year	16 407	40.19	28 421	39.87

Schedule of exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2022, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-24.99	2 658	5	22.65	1 064	22.65
25.00-29.99	9	5	29.31	3	29.34
30.00-34.99	731	-	30.30	718	30.28
35.00-39.99	6 176	4	38.37	3 255	38.85
40.00-44.99	11 298	2	42.73	11 235	42.75
45.00-49.99	101	5	48.05	44	48.41
50.00-54.27	95	3	52.78	88	52.85
Total	21 068	3	38.55	16 407	40.19

Summary of common shares available for granting future options	Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2022	2021
	27 901	25 037

Share Units
Share Based Compensation
Summary of activity of equity awards

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2020	2 285	15 095	1 385
Granted	1 285	11 954	164
Redeemed for cash	(751)	(4 609)	(167)
Forfeited/expired	(53)	(1 003)	-
Outstanding, December 31, 2021	2 766	21 437	1 382
Granted	947	13 235	187
Redeemed for cash	(794)	(4 533)	(238)
Forfeited/expired	(710)	(1 877)	-
Outstanding, December 31, 2022	2 209	28 262	1 331

Stock Appreciation Rights (SARs)
Share Based Compensation
Summary of activity of equity awards

SARs have a seven-year life and vest annually over a three-year period.

	2022		2021

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	463	39.06	509	39.25
Granted	10	36.76	10	22.63
Exercised	(121)	37.18	—	—
Forfeited/expired	(65)	38.25	(56)	37.78
Outstanding, end of year	287	39.95	463	39.06
Exercisable, end of year	242	40.82	357	39.68